Goodwill and intangible assets	12 Months Ended
Dec. 31, 2021
Entity [Table]
Disclosure Of Intangible Assets And Goodwill Explanatory
Note 13

Goodwill and intangible assets
Introduction
UBS

performs

an

impairment

test

on

its

goodwill

assets

on

an
annual basis or when indicators of impairment exist.

UBS considers Asset Management, as it is reported in

Note 2a,
as a separate cash-generating unit (a

CGU), as that is the level at
which the

performance of investment

(and the related

goodwill)
is reviewed and

assessed by management.

Given that a

significant
amount of goodwill in Global Wealth Management relates to the
PaineWebber

acquisition

in

2000,

which

mainly

affected

the
Americas portion of

the business,

this goodwill remains

separately
monitored

by

the

Americas,

despite

the

formation

of

Global
Wealth

Management

in

2018.

Therefore,

goodwill

for

Global
Wealth Management

is separately

considered for

impairment at
the

level

of

two

CGUs:

Americas;

and

Switzerland

and
International (consisting of EMEA, Asia Pacific and Global).
The

impairment

test

is

performed

for

each

CGU

to

which
goodwill is

allocated by

comparing the

recoverable amount,

based
on

its

value

in

use,

with

the

carrying

amount

of

the

respective
CGU. An impairment charge is recognized if the carrying amount exceeds the recoverable amount.
As

of

31 December

2021,

total

goodwill

recognized

on

the
balance sheet

was USD
6.1

billion, of which

USD
3.7

billion was
carried

by

the

Global

Wealth

Management

Americas

CGU,
USD 1.2

billion

was

carried

by the

Global

Wealth

Management
Switzerland

and

International
  CGU ,
and

USD
  1.2
billion

was
carried by

Asset Management.

Based on

the impairment

testing
methodology described below,

UBS concluded that

the goodwill
balances

as

of

31 December

2021 allocated

to

these

CGUs are
not impaired.
Methodology for goodwill impairment testing
The recoverable amounts are determined using

a discounted cash
flow model, which has

been adapted to use inputs

that consider
features of the banking

business and its regulatory

environment.
The recoverable

amount of

a CGU

is the

sum of

the discounted
earnings attributable to shareholders from the first three forecast years and the terminal value, adjusted

for the effect of the capital
assumed to

be needed

over the next

three years

and to

support
growth beyond

that period. The

terminal value,

which covers all
periods

beyond

the third

year,

is calculated

on the

basis

of

the
forecast of third

-year profit, the

discount rate and

the long-term
growth rate, as well as the implied perpetual capital growth.
The carrying amount for each CGU is determined by reference
to

the

Group’s

equity

attribution

framework.

Within

this
framework,

which

is

described

in

the

“Capital,

liquidity

and
funding, and balance sheet” section of this

report, UBS attributes
equity to the businesses on the basis of their risk-weighted assets
and

leverage

ratio

denominator

(both

metrics

include

resource
allocations from Group

Functions to the business

divisions), their
goodwill and

their intangible

assets, as

well as

attributed equity
related

to

certain
  CET1
deduction

items.

The

framework

is
primarily used for

the purpose of

measuring the performance

of
the

businesses

and

includes

certain

management

assumptions.
Attributed equity is

equal to the

capital a CGU

requires to conduct
its

business

and

is

currently

considered

a

reasonable
approximation

of

the

carrying

amount

of

the

CGUs.

The
attributed

equity

methodology

is

also

applied

in

the

business
planning process,

the inputs

from which

are used

in calculating
the recoverable amounts of the respective CGU.
›

Refer to the “Capital, liquidity and funding,

and balance sheet”
section of this report for more information about

the equity
attribution framework
Assumptions
Valuation

parameters

used

within

the

Group’s

impairment

test
model

are

linked

to

external

market

information,

where
applicable. The model used to determine the recoverable amount is most

sensitive to changes

in the

forecast earnings available

to
shareholders

in

years

one

to

three,

to

changes

in

the

discount
rates and

to changes

in the

long-term growth

rate. The

applied
long-term

growth

rate is

based on

long-term economic

growth
rates

for

different

regions

worldwide.

Earnings

available

to
shareholders are estimated on the basis of forecast results, which are part of the business plan approved by the Board of Directors.
The discount

rates are

determined by

applying a

capital asset
pricing model-based approach,

as well as

considering quantitative
and

qualitative

inputs

from

both

internal

and

external

analysts
and

the

view

of

management.
  T hey also
take

int
o

account
regional differences in risk-free rates at

the level of the individual
CGUs.

In

line

with

discount

rates,

long-term

growth

rates

are
determined

at

the regional

level

based

on

nominal

or

real GDP
growth rate forecasts.
Key assumptions

used to determine

the recoverable

amounts
of eac

h

CGU are

tested

for sensitivity

by applying

a reasonably
possible

change

to

those

assumptions.

Forecast

earnings
available

to

shareholders

were

changed

by
20
%,

the

discount
rates were changed by 1.5

percentage points, and the long-term
growth rates were changed by 0.75

percentage points. Under all
scenarios,

reasonably

possible

changes

in

key

assumptions

did
not

result

in

an

impairment

of

goodwill

or

intangible

assets
reported

by

Global

Wealth

Management

Americas,

Global
Wealth

Management

Switzerland

and

International,

and

Asset
Management.
If

the

estimated

earnings

and

other

assumptions

in

future
periods deviate

from the

current outlook,

the value

of goodwill
attributable

to

Global

Wealth

Management

Americas,

Global
Wealth

Management

Switzerland

and

International,

and

Asset
Management may

become impaired

in the

future, giving

rise to
losses in the income

statement. Recognition of any

impairment of
goodwill

would

reduce IFRS

equity and

net profit.

It

would

not
affect cash flows

and, as goodwill

is required to

be deducted from
capital under

the Basel III capital

framework, no effect

would be
expected on the Group’s capital ratios.
Discount and growth rates
Discount rates Growth rates
In % 31.12.21 31.12.20 31.12.21 31.12.20
Global Wealth Management Americas 9.5 9.5 4.0 5.1
Global Wealth Management Switzerland and International 8.5 8.5 3.1 3.7
Asset Management 8.5 8.5 2.9 3.5
USD million Goodwill
Intangible
assets
1
2021 2020
Historical cost
Balance at the beginning of the year 6,182 1,683 7,865 7,820
Additions 1 1 147
Disposals (3) (3) (158)
Write-offs (41) (41) (35)
Foreign currency translation (53) (30) (83) 91
Balance at the end of the year 6,126 1,612 7,739 7,865
Accumulated amortization and impairment
Balance at the beginning of the year 1,385 1,385 1,351
Amortization 31 31 55
Impairment / (reversal of impairment)
2
(1) (1) 2
Disposals 0 0
Write-offs (41) (41) (35)
Foreign currency translation (13) (13) 11
Balance at the end of the year 1,360 1,360 1,385
Net book value at the end of the year 6,126 252 6,378 6,480
of which: Global Wealth Management Americas 3,720 41 3,760 3,770
of which: Global Wealth Management Switzerland and International 1,204 72 1,276 1,320
of which: Asset Management 1,202 1,202 1,226
of which: Investment Bank 139 139 161
of which: Group Functions 0 4
1 Intangible

assets mainly

include customer

relationships, contractual

rights and

the fully

amortized branch

network intangible

asset recognized

in connection

with the

acquisition of

PaineWebber Group,

Inc.

2 Impairment charges recorded in

2020 relate to

assets for which the

recoverable amount was

determined considering their

value in use

(recoverable amount of

the impaired intangible

assets: USD
5

million for
2020).
The table below presents estimated aggregated amortization expenses for intangible assets.
USD million Intangible assets
Estimated aggregated amortization expenses for:
2022 29
2023 27
2024 23
2025 23
2026 23
Thereafter 126
Not amortized due to indefinite useful life 2
Total 252

UBS AG
Entity [Table]
Disclosure Of Intangible Assets And Goodwill Explanatory
Note 13

Goodwill and intangible assets
Introduction
UBS AG performs an impairment test on

its goodwill assets on an
annual basis or when indicators of impairment exist.

UBS AG considers Asset Management,

as it is reported in Note
2a, as a separate cash-generating

unit (a

CGU), as that is

the level
at

which

the

performance

of

investment

(and

the

related
goodwill) is reviewed and assessed by management. Given that a significant

amount

of

goodwill

in

Global

Wealth

Management
relates

to

the

PaineWebber

acquisition

in

2000,

which

mainly
affected

the

Americas

portion

of

the

business,

this

goodwill
remains

separately

monitored

by

the

Americas
,
despite

the
formation

of

Global

Wealth

Management

in

2018.

Therefore,
goodwill for Global Wealth Management is

separately considered
for

impairment

at

the

level

of

two

CGUs:

Americas;

and
Switzerland

and

International

(consisting

of

EMEA,

Asia

Pacific
and Global).
The

impairment

test

is

performed

for

each

CGU

to

which
goodwill is

allocated by

comparing the

recoverable amount,

based
on

its

value

in

use,

with

the

carrying

amount

of

the

respective
CGU. An impairment charge is recognized if the carrying amount exceeds the recoverable amount.
As

of

31 December

2021,

total

goodwill

recognized

on

the
balance sheet

was USD
6.1

billion, of which

USD
3.7

billion was
carried

by

the

Global

Wealth

Management

Americas

CGU,
USD 1.2

billion

was

carried

by the

Global

Wealth

Management
Switzerland

and

International
  CGU ,
and

USD
  1.2
billion

was
carried by

Asset Management.

Based on

the impairment

testing
methodology

described

below,

UBS

AG

concluded

that

the
goodwill

balances

as

of

31 December

2021

allocated

to

these
CGUs are not impaired.
Methodology for goodwill impairment testing
The recoverable amounts are determined using

a discounted cash
flow model, which has

been adapted to use inputs

that consider
features of the banking

business and its regulatory

environment.
The recoverable

amount of

a CGU

is the

sum of

the discounted
earnings attributable to shareholders from the first three forecast years and the terminal value, adjusted

for the effect of the capital
assumed to

be needed

over the next

three years

and to

support
growth beyond

that period. The

terminal value,

which covers all
periods

beyond

the third

year,

is calculated

on the

basis

of

the
forecast of third

-year profit, the

discount rate and

the long-term
growth rate, as well as the implied perpetual capital growth.
The carrying amount for each CGU is determined by reference
to

UBS’s

equity

attribution

framework.

Within

this

framework,
which

is

described

in

the

“Capital,

liquidity

and

funding,

and
balance sheet” section of this report, UBS attributes equity to the businesses on the basis of their risk-weighted assets and leverage ratio denominator (both metrics include

resource allocations from
Group

Functions

to

the

business

divisions),

their

goodwill

and
their

intangible

assets,

as

well

as

attributed

equity

related

to
certain CET1 deduction

items. The framework

is primarily used

for
the purpose of measuring the performance of the

businesses and
includes

certain

management

assumptions.

Attributed

equity

is
equal to the capital a CGU requires to conduct its business and is currently considered

a reasonable

approximation of

the carrying
amount of

the CGUs.

The attributed

equity methodology

is also
applied in

the business

planning process,

the inputs

from which
are used in calculating the recoverable amounts of the respective
CGU.
›

Refer to the “Capital, liquidity and funding,

and balance sheet”
section of this report for more information about

the equity
attribution framework
Assumptions
Valuation

parameters

used

within

UBS

AG’s

impairment

test
model

are

linked

to

external

market

information,

where
applicable. The model used to determine the recoverable amount is most

sensitive to changes

in the

forecast earnings available

to
shareholders

in

years

one

to

three,

to

changes

in

the

discount
rates and

to changes

in the

long-term growth

rate. The

applied
long-term

growth

rate is

based on

long-term economic

growth
rates

for

different

regions

worldwide.

Earnings

available

to
shareholders are estimated on the basis of forecast results, which are part of the business plan approved by the Board of Directors.
The discount

rates are

determined by

applying a

capital asset
pricing model-based approach,

as well as

considering quantitative
and

qualitative

inputs

from

both

internal

and

external

analysts
and

the

view

of

management.
  T hey also
take

into

account
regional differences in risk-free rates at

the level of the individual
CGUs.

In

line

with

discount

rates,

long-term

growth

rates

are
determined

at

the regional

level

based

on

nominal

or

real GDP
growth rate forecasts.
Key assumptions

used to determine

the recoverable

amounts
of eac

h

CGU are

tested

for sensitivity

by applying

a reasonably
possible

change

to

those

assumptions.

Forecast

earnings
available

to

shareholders

were

changed

by
20
%,

the

discount
rates were changed by 1.5

percentage points, and the long-term
growth rates were changed by 0.75

percentage points. Under all
scenarios,

reasonably

possible

changes

in

key

assumptions

did
not

result

in

an

impairment

of

goodwill

or

intangible

assets
reported

by

Global

Wealth

Management

Americas,

Global
Wealth

Management

Switzerland

and

International,

and

Asset
Management.
If

the

estimated

earnings

and

other

assumptions

in

future
periods deviate

from the

current outlook,

the value

of goodwill
attributable

to

Global

Wealth

Management

Americas,

Global
Wealth

Management

Switzerland

and

International,

and

Asset
Management may

become impaired

in the

future, giving

rise to
losses in the income

statement. Recognition of any

impairment of
goodwill

would

reduce IFRS

equity and

net profit.

It

would

not
affect cash flows

and, as goodwill

is required to

be deducted from
capital under

the Basel III capital

framework, no effect

would be
expected on UBS AG’s capital ratios.
Discount and growth rates
Discount rates Growth rates
In % 31.12.21 31.12.20 31.12.21 31.12.20
Global Wealth Management Americas 9.5 9.5 4.0 5.1
Global Wealth Management Switzerland and International 8.5 8.5 3.1 3.7
Asset Management 8.5 8.5 2.9 3.5
USD million Goodwill
Intangible
assets
1
2021 2020
Historical cost
Balance at the beginning of the year 6,182 1,683 7,865 7,820
Additions 1 1 147
Disposals (3) (3) (158)
Write-offs (41) (41) (35)
Foreign currency translation (53) (30) (83) 91
Balance at the end of the year 6,126 1,612 7,739 7,865
Accumulated amortization and impairment
Balance at the beginning of the year 1,385 1,385 1,351
Amortization 31 31 55
Impairment / (reversal of impairment)
2
(1) (1) 2
Disposals 0 0
Write-offs (41) (41) (35)
Foreign currency translation (13) (13) 11
Balance at the end of the year 1,360 1,360 1,385
Net book value at the end of the year 6,126 252 6,378 6,480
of which: Global Wealth Management Americas 3,720 41 3,760 3,770
of which: Global Wealth Management Switzerland and International 1,204 72 1,276 1,320
of which: Asset Management 1,202 1,202 1,226
of which: Investment Bank 139 139 161
of which: Group Functions 0 4
1 Intangible assets mainly include customer relationships, contractual rights and the fully amortized branch network intangible asset recognized in connection with the acquisition of PaineWebber

Group, Inc.

2 Impairment charges recorded in 2020 relate to assets for which the recoverable amount was determined considering their value in use (recoverable amount of the impaired intangible assets: USD
5

million for
2020).
The table below presents estimated aggregated amortization expenses for intangible assets.
USD million Intangible assets
Estimated aggregated amortization expenses for:
2022 29
2023 27
2024 23
2025 23
2026 23
Thereafter 126
Not amortized due to indefinite useful life 2
Total 252